Share Capital - Schedule of RSUs Outstanding (Details) - DevvStream Corp [Member] - Restricted Stock Units (RSUs) [Member] - shares	6 Months Ended	12 Months Ended
	Jan. 31, 2026	Jul. 31, 2025
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	148,308	148,308
Number of RSUs Vested	142,087	121,491
November 30, 2021 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	917	917
Number of RSUs Vested	917	917
December 24, 2021 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	38,232	38,232
Number of RSUs Vested	38,232	32,496
March 1, 2022 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	1,009	1,009
Number of RSUs Vested	1,009	1,009
March 14, 2022 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	62,702	62,702
Number of RSUs Vested	62,702	53,985
July 30, 2024 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	14,862	14,862
Number of RSUs Vested	8,641	7,086
March 26, 2025 [Member]
Schedule of RSUs Outstanding [Line Items]
Number of RSUs outstanding	30,586	30,586
Number of RSUs Vested	30,586	25,998